ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 61.3%
CONSUMER DISCRETIONARY 8.9%
Diversified Consumer Services 0.5%
ServiceMaster	3,492,900	39,155
		39,155
Household Durables 1.8%
Centex	989,700	52,078
Fortune Brands	419,300	31,494
Newell Rubbermaid	2,613,700	74,020
		157,592
Internet & Catalog Retail 0.6%
Liberty Media Interactive, Class A (1)	2,481,150	50,566
		50,566
Leisure Equipment & Products 0.7%
Hasbro	2,530,000	57,557
		57,557
Media 3.9%
Comcast, Class A (1)	1,614,400	59,491
EchoStar Communications, Class A (1)	1,605,675	52,570
Liberty Media Capital, Class A (1)	354,150	29,596
Meredith	792,800	39,109
New York Times, Class A	2,119,900	48,715
Time Warner	5,033,000	91,751
Washington Post, Class B	18,343	13,519
		334,751
Specialty Retail 1.4%
Home Depot	2,935,000	106,453
TJX	502,500	14,085
		120,538
Total Consumer Discretionary		760,159
CONSUMER STAPLES 3.3%
Beverages 2.0%
Anheuser-Busch	912,400	43,348
Coca-Cola	2,766,900	123,625
		166,973
Food & Staples Retailing 0.4%
CVS	1,177,400	37,818
		37,818
Food Products 0.9%
General Mills	1,421,000	80,429
		80,429
Total Consumer Staples		285,220
ENERGY 3.6%
Energy Equipment & Services 0.4%
Baker Hughes	546,700	37,285
		37,285
Oil, Gas & Consumable Fuels 3.2%
Chevron	491,400	31,872
Murphy Oil	3,870,000	184,018
Total ADR	875,000	57,698
		273,588
Total Energy		310,873
FINANCIALS 14.3%
Capital Markets 1.8%
Ameriprise Financial	1,550,100	72,700
Legg Mason	834,900	84,208
		156,908
Commercial Banks 2.6%
Royal Bank of Scotland (GBP)	1,469,000	50,560
SunTrust	1,074,700	83,053
U.S. Bancorp	2,603,300	86,481
		220,094
Diversified Financial Services 1.1%
J.P. Morgan Chase	1,993,900	93,634
		93,634
Insurance 8.5%
American International Group	2,584,500	171,249
Genworth Financial, Class A	2,380,500	83,342
Hartford Financial Services	1,010,700	87,678
Marsh & McLennan	7,351,200	206,936
Prudential Financial	674,600	51,438
White Mountains Insurance Group	120,000	59,635
XL Capital	942,500	64,750
		725,028
Real Estate Investment Trusts (REITs) 0.3%
Potlatch, REIT	712,220	26,423
		26,423
Total Financials		1,222,087
HEALTH CARE 6.2%
Health Care Equipment & Supplies 1.2%
Baxter International	1,305,000	59,325
Boston Scientific (1)	3,010,700	44,528
		103,853
Health Care Providers & Services 1.0%
Cardinal Health	896,800	58,956
CIGNA	215,600	25,079
		84,035
Pharmaceuticals 4.0%
Merck	2,058,000	86,230
Pfizer	4,101,300	116,313
Wyeth	2,692,900	136,907
		339,450
Total Health Care		527,338
INDUSTRIALS & BUSINESS SERVICES 5.9%
Aerospace & Defense 1.3%
Honeywell International	2,857,200	116,860
		116,860
Industrial Conglomerates 4.6%
GE	4,858,100	171,491
Tyco International	7,862,600	220,074
		391,565
Total Industrials & Business Services		508,425
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 0.8%
Juniper Networks (1)	4,230,000	73,094
		73,094
IT Services 1.2%
First Data	2,402,000	100,884
		100,884
Semiconductor & Semiconductor Equipment 1.9%
Intel	8,020,200	164,976
		164,976
Software 2.9%
Microsoft	9,049,300	247,317
		247,317
Total Information Technology		586,271
MATERIALS 5.1%
Chemicals 1.9%
Chemtura	2,410,256	20,897
DuPont	2,881,800	123,457
Potash Corporation of Saskatchewan	191,000	19,900
		164,254
Metals & Mining 1.7%
Alcoa	1,669,500	46,813
Newmont Mining	1,367,000	58,439
Teck Cominco, Class B (CAD)	548,000	34,397
		139,649
Paper & Forest Products 1.5%
Bowater	1,389,900	28,590
International Paper	2,910,100	100,777
		129,367

Total Materials		433,270
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.8%
AT&T	2,745,100	89,380
BellSouth	1,385,700	59,239
Telus (CAD)	380,000	21,433
Telus, Non-voting shares	23,000	1,287
Verizon Communications	1,838,500	68,264
		239,603
Wireless Telecommunication Services 0.9%
Sprint Nextel	4,734,000	81,188
		81,188
Total Telecommunication Services		320,791
UTILITIES 2.3%
Electric Utilities 2.3%
Entergy	1,037,200	81,140
Pinnacle West Capital	932,600	42,014
PPL	2,095,900	68,955
Total Utilities		192,109
Total Miscellaneous Common Stock 1.2% (1) (2)		104,644
Total Common Stocks (Cost $4,574,738)		5,251,187
CONVERTIBLE PREFERRED STOCKS 5.9%
CONSUMER DISCRETIONARY 3.0%
Automobiles 2.1%
General Motors, Series A, 4.58%	7,297,700	180,545
		180,545
Household Durables 0.9%
Newell Financial Trust , 5.25%	1,609,400	75,597
		75,597
		256,142
FINANCIALS 2.5%
Capital Markets 0.9%
AMG, 5.10% (3)	1,025,500	53,463
E*Trade Financial, 6.125%	755,500	23,511
		76,974
Insurance 1.0%
Aspen Insurance Holdings, 5.625%	641,800	33,412
Genworth Financial, 6.00%	709,000	26,800
IPC Holdings, 7.25%	931,100	26,785
		86,997
Thrifts & Mortgage Finance 0.6%
Fannie Mae, 5.375%	473	45,643
		45,643
		209,614
MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois, 4.75%	321,000	11,251
		11,251
UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
NRG Energy, 4.00% (3)	23,400	29,266
		29,266

Total Convertible Preferred Stocks (Cost $454,147)		506,273
CONVERTIBLE BONDS 9.7%
Amazon.Com, 4.75%, 2/1/09	33,703,000	32,901
American International Group, Zero Coupon, 11/9/31
(Tender 11/9/06)	10,025,000	7,058
Amgen, 0.375%, 2/1/13 (3)	48,793,000	49,361
Crown Castle, 4.00%, 7/15/10	11,055,000	36,650
EchoStar Communications, 5.75%, 5/15/08	56,751,000	57,133
General Mills, Zero Coupon, 10/28/22 (Tender 10/28/07)	78,952,000	58,424
Hercules, 6.50%, 6/30/29	14,559,000	11,647
Lamar Advertising, 2.875%, 12/31/10	22,703,000	26,902
Liberty Media, 3.25%, 3/15/31	102,120,000	82,375
Lifepoint Hospitals, 3.25%, 8/15/25 (Tender 2/15/13)	34,053,000	30,951
Lucent Technologies, Series A, 2.75%, 6/15/23
(Tender 6/15/10)	18,261,000	18,170
Lucent Technologies, Series B, 2.75%, 6/15/25
(Tender 6/15/13)	74,795,000	74,944
Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)	27,342,000	27,583
Roche Holdings, Zero Coupon, 7/25/21 (Tender 7/25/07) (3)	84,888,000	78,127
Schlumberger, Series A, 1.50%, 6/1/23 (Tender 6/1/08)	19,236,000	33,365
Schlumberger, Series B, 2.125%, 6/1/23 (Tender 6/1/10)	27,361,000	44,474
TJX, LYONs, Zero Coupon, 2/13/21 (Tender 2/13/07)	47,330,000	44,353
Tyco International, 3.125%, 1/15/23 (Tender 1/15/15)	19,830,000	26,149
United Dominion Realty Trust, 4.00%, 12/15/35
(Tender 1/15/11) (3)	28,670,000	32,561
USF&G, Zero Coupon, 3/3/09 (Tender 12/1/06) (4)	15,349,000	13,361
Valeant Pharmaceuticals, 4.00%, 11/15/13	40,846,000	38,599
Total Miscellaneous Convertible Bonds 0.1% (2)		6,847

Total Convertible Bonds (Cost $740,364)		831,935

CORPORATE BONDS 2.0%
General Motors Acceptance Corporation, 6.75%, 12/1/14	39,483,000	38,783
Nextel Communications, 7.375%, 8/1/15	94,903,000	98,419
Teco Energy, 7.00%, 5/1/12	11,300,000	11,724
Williams Companies, STEP, 8.125%, 3/15/12	19,425,000	20,736
Total Corporate Bonds (Cost $163,714)		169,662
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.9%
U.S. Treasury Obligations 1.9%
U.S. Treasury Notes, 4.875%, 5/31/08	81,175,000	81,327
U.S. Treasury Notes, 4.875%, 5/15/09	81,175,000	81,645
Total U.S. Government Agency Obligations
(Excluding Mortgage-Backed) (Cost $162,122)		162,972

SHORT-TERM INVESTMENTS 18.5%
Money Market Funds 18.5%
T. Rowe Price Reserve Investment Fund, 5.37% (5)(6)	1,586,478,163	1,586,478
Total Short-Term Investments (Cost $1,586,478)		1,586,478
Total Investments in Securities
99.3% of Net Assets (Cost $7,681,563)		$8,508,507

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$242,778 and represents 2.8% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Seven-day yield
(6)	Affiliated company - see Note 4
ADR	American Depository Receipts
CAD	Canadian Dollar
GBP	British Pound
LYONs	Liquid Yield Option Notes
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Appreciation Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $7,681,563,000. Net unrealized gain aggregated $826,953,000 at period-end, of which $944,939,000 related to appreciated investments and $117,986,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $53,538,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $1,586,478,000 and $1,318,482,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006